CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Revenue:
Commissions		¥ 376,897		¥ 308,805	¥ 293,069
Fees from investment banking		108,681		103,222	101,521
Asset management and portfolio service fees		230,047		238,202	245,519
Net gain on trading		310,040		356,609	342,964
Gain (loss) on private equity and debt investments		12,734		(93)	1,007
Interest and dividends		356,466		794,472	776,964
Gain (loss) on investments in equity securities		14,053		(14,726)	(6,983)
Other		208,317		165,991	81,057
Total revenue		1,617,235		1,952,482	1,835,118
Interest expense		215,363		664,653	718,348
Net revenue	[2]	1,401,872	[1]	1,287,829	1,116,770
Non-interest expenses:
Compensation and benefits		507,906		479,420	497,065
Commissions and floor brokerage		111,550		106,123	82,637
Information processing and communications		178,835		170,317	166,865
Occupancy and related depreciation		72,367		72,986	64,940
Business development expenses		13,520		31,885	36,915
Other		287,023		178,837	306,049
Total non-interest expenses		1,171,201		1,039,568	1,154,471
Income (loss) before income taxes		230,671	[1]	248,261	(37,701)
Income tax expense		70,274		28,894	57,010
Net income (loss)		160,397		219,367	(94,711)
Less: Net income attributable to noncontrolling interests		7,281		2,369	5,731
Net income (loss) attributable to NHI shareholders		¥ 153,116		¥ 216,998	¥ (100,442)
Basic-
Net income (loss) attributable to NHI shareholders per share		¥ 50.11		¥ 67.76	¥ (29.90)
Diluted-
Net income (loss) attributable to NHI shareholders per share		¥ 48.63		¥ 66.20	¥ (29.92)

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note. 23 “Loss Arising from U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.